Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Liabilities

5. Accrued Liabilities

Accrued expenses consist of the following (in thousands):

	December 31,
	2014	2013
Research and development costs	3,624	$698
Payroll and employee-related costs	1,568	100
Professional fees	324	215
Other	309	155

	$5,825	$1,168